Blackstone / GSO Senior Floating Rate Term Fund	Portfolio of Investments
March 31, 2019 (Unaudited)

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 143.23%
Aerospace & Defense - 3.46%
DAE Aviation Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 07/07/2022	$3,297,336	$3,305,596
Propulsion Acquisition LLC, First Lien Initial Term Loan, 1M US L + 6.00%, 07/13/2021(b)	2,132,624	2,111,298
Vectra Co., First Lien Initial Term Loan:
1M US L + 3.25%, 03/08/2025	1,185,075	1,131,005
1M US L + 7.25%, 03/08/2026	1,000,000	975,000
WP CPP Holdings LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 04/30/2025	1,368,125	1,360,258
		8,883,157

Air Transport - 0.73%
Air Medical Group Holdings, Inc., First Lien 2018 New Term Loan, 1M US L + 4.25%, 03/14/2025	1,975,000	1,861,438

Automotive - 1.48%
Bright Bidco BV, First Lien 2018 Refinancing B Term Loan, 1M US L + 3.50%, 06/28/2024	80,089	62,470
Midas Intermediate Holdco II LLC, First Lien 2017 Refinancing Term Loan, 3M US L + 2.75%, 08/18/2021	437,761	427,548
Panther BF Aggregator 2 L P, First Lien B Term Loan, 3M US L + 3.50%, 03/18/2026(c)	1,760,000	1,742,382
Superior Industries International, Inc., First Lien Replacement Term Loan, 1M US L + 4.00%, 05/22/2024(b)	1,605,111	1,564,983
		3,797,383

Brokers, Dealers & Investment Houses - 0.90%
Deerfield Dakota Holding LLC, First Lien Initial Term Loan, 1M US L + 3.25%, 02/13/2025	877,783	862,242
Edelman Financial Center LLC, Second Lien Initial Term Loan, 3M US L + 6.75%, 06/26/2026	676,923	682,000
Newport Group Holdings II, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 09/12/2025(c)	768,900	762,653
		2,306,895

Building & Development - 9.18%
American Bath Group LLC, Second Lien Term Loan:
3M US L + 4.25%, 09/30/2023(b)	3,207,974	3,183,914
3M US L + 9.75%, 09/30/2024(b)	250,000	250,000
CPG International LLC, First Lien New Term Loan, 3M US L + 3.75%, 05/05/2024(b)	290,370	288,193
Dayton Superior Corp., First Lien Borrowing Term Loan, 3M US L + 8.00%, 6.00% PIK, 11/15/2021	1,377,459	1,160,509
Fastener Acquisition, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 03/28/2025(b)	1,856,250	1,819,125
Forterra Finance LLC, First Lien Replacement Term Loan, 1M US L + 3.00%, 10/25/2023	3,037,747	2,806,651
Hillman Group, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 05/30/2025	3,277,986	3,134,574
Interior Logic Group Holdings IV LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 05/30/2025	2,388,000	2,350,688
LBM Borrower LLC, First Lien Tranche C Term Loan, 2M US L + 3.75%, 08/19/2022	4,142,663	3,990,420
Ply Gem Midco, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 04/12/2025	1,372,192	1,319,019
SIWF Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 06/15/2025	873,400	864,666
SRS Distribution, Inc., First Lien Initial Term Loan, 2M US L + 3.25%, 05/23/2025	2,507,400	2,399,795
		23,567,554

Business Equipment & Services - 22.33%
Access CIG LLC, First Lien B Term Loan:
1M US L + 3.75%, 02/27/2025	890,650	881,744
3M US L + 7.75%, 02/27/2026	119,565	118,768
Advantage Sales & Marketing, Inc., First Lien Initial Term Loan:
1M US L + 3.25%, 07/23/2021	1,035,800	884,154
1M US L + 3.25%, 07/25/2021	957,938	814,486
1M US L + 6.50%, 07/25/2022	3,248,461	2,399,800
Allied Universal Holdco LLC, First Lien Incremental Term Loan, 1M US L + 4.25%, 07/28/2022	1,400,745	1,370,979
AqGen Ascensus, Inc., First Lien Replacement Term Loan:
1M US L + 3.50%, 12/03/2022	1,433,905	1,432,113
L + 4.00%, 12/12/2022(b)(c)	327,027	326,618
BMC Acquisition, Inc., First Lien Initial Term Loan, 3M US L + 5.25%, 12/27/2024(b)	864,063	842,461
Capri Acquisitions BidCo, Ltd., First Lien Initial Dollar Term Loan, 3M US L + 3.25%, 11/01/2024	2,170,965	2,142,471
Cast & Crew Payroll LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 02/09/2026	401,013	403,168

	Principal
	Amount	Value

Business Equipment & Services (continued)
DG Investment Intermediate Holdings 2, Inc., First Lien Initial Term Loan:
1M US L + 3.00%, 02/03/2025	$336,108	$326,235
3M US L + 6.75%, 02/01/2026(b)	465,517	455,043
Dun & Bradstreet Corp., First Lien Initial Borrowing Term Loan, 1M US L + 5.00%, 02/06/2026	1,506,306	1,492,185
Epicor Software Corp., First Lien B Term Loan, 1M US L + 3.25%, 06/01/2022	2,145,632	2,124,337
Explorer Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 05/02/2023	10	10
Financial & Risk US Holdings, Inc., First Lien Initial Dollar Term Loan, 1M US L + 3.75%, 10/01/2025	2,493,750	2,425,621
GI Revelation Acquisition LLC, First Lien Initial Term Loan:
1M US L + 5.00%, 04/16/2025(b)	2,025,484	1,987,506
1M US L + 9.00%, 04/10/2026	2,200,000	2,114,750
Inmar, Inc., First Lien Initial Term Loan:
1M US L + 3.50%, 05/01/2024	393,768	377,360
1M US L + 8.00%, 05/01/2025	1,183,432	1,174,556
KUEHG Corp., Second Lien Tranche B Term Loan:
3M US L + 3.75%, 02/21/2025	1,637,427	1,621,732
3M US L + 8.25%, 08/15/2025	2,250,000	2,250,000
LD Intermediate Holdings, Inc., First Lien Initial Term Loan, 2M US L + 5.875%, 12/09/2022	1,989,937	1,733,733
LegalZoom.com, Inc., First Lien 2018 Term Loan, 1M US L + 4.50%, 11/21/2024	1,881,000	1,891,581
Millennium Trust Company LLC, First Lien Term Loan, 3M US L + 5.00%, 02/27/2026(c)	1,692,308	1,672,220
Mitchell International, Inc., First Lien Initial Term Loan:
1M US L + 3.25%, 11/29/2024	2,082,193	2,007,047
1M US L + 7.25%, 12/01/2025	690,909	674,500
National Intergovernmental Purchasing Alliance Co., First Lien Initial Term Loan:
3M US L + 3.75%, 05/19/2025	2,037,673	2,028,758
3M US L + 7.50%, 05/22/2026(b)	1,540,000	1,501,500
PricewaterhouseCoopers Public Sector LLP, Second Lien Initial Term Loan, 1M US L + 7.50%, 05/01/2026(b)	440,000	434,500
PT Intermediate Holdings III LLC, First Lien B Term Loan, 3M US L + 4.00%, 12/09/2024	3,913,470	3,854,768
RevSpring, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 10/11/2025(b)	1,316,700	1,303,533
Sedgwick Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 12/31/2025	1,456,258	1,428,800
Staples, Inc., First Lien Closing Date Term Loan, 3M US L + 4.00%, 09/12/2024	779,419	774,544
SurveyMonkey, Inc., First Lien Term Loan, 1W US L + 3.75%, 10/10/2025(b)	2,578,260	2,533,140
ThoughtWorks, Inc., First Lien Replacement Term Loan, 1M US L + 4.00%, 10/11/2024	1,513,266	1,512,320
TIBCO Software, Inc., First Lien B-1 Term Loan, 1M US L + 3.50%, 12/04/2020	902,470	900,214
TRC Cos., Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 06/21/2024	1,930,131	1,912,036
Trugreen LP, First Lien Initial Refinancing Term Loan, 1M US L + 3.75%, 03/19/2026(c)	85,938	86,206
Weld North Education LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 02/15/2025	3,168,000	3,147,218
		57,362,715

Chemical & Plastics - 3.36%
Composite Resins Holding B.V., First Lien Initial Term Loan, 3M US L + 4.25%, 06/27/2025(b)	2,620,200	2,607,099
Emerald Performance Materials LLC, First Lien Initial Term Loan, 1M US L + 3.50%, 07/30/2021	1,941,287	1,925,922
Spectrum Holdings III Corp., First Lien Closing Date Term Loan:
1M US L + 3.25%, 01/31/2025	291,527	276,951
1M US L + 7.00%, 01/26/2026	600,000	578,250
Starfruit Finco B.V., First Lien Initial Dollar Term Loan, 1M US L + 3.25%, 10/01/2025	1,847,015	1,825,091
Vantage Specialty Chemicals, Inc., First Lien Closing Date Term Loan:
3M US L + 4.00%, 10/28/2024	730,161	717,386
2M US L + 8.25%, 10/27/2025	725,111	707,589
		8,638,288

Conglomerates - 0.79%
American Residential Services LLC, First Lien Term Loan, 1M US L + 4.00%, 06/30/2021	775,467	766,258
Output Services Group, Inc., First Lien B Term Loan, 1M US L + 4.25%, 03/21/2024(b)	526,405	488,241
Spring Education Group, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 07/30/2025(c)	781,926	775,733
		2,030,232

Containers & Glass Products - 2.90%
Flex Acquisition Co., Inc., First Lien Incremental B-2018 Term Loan, 3M US L + 3.25%, 06/29/2025	1,302,976	1,265,978
Goodpack, Ltd., Second Lien Tranche B-1 Term Loan, 3M US L + 7.00%, 09/11/2024	620,110	573,602

	Principal
	Amount	Value

Containers & Glass Products (continued)
IBC Capital I, Ltd., First Lien Tranche B-1 Term Loan, 3M US L + 3.75%, 09/11/2023	$1,089,000	$1,059,058
Loparex International BV, First Lien B Term Loan, 3M US L + 4.25%, 03/28/2025	694,750	696,487
Pregis Holding I Corp., First Lien Term Loan, 3M US L + 3.50%, 05/20/2021(b)	809,663	799,542
ProAmpac PG Borrower LLC, First Lien Initial Term Loan:
1M US L + 3.50%, 11/20/2023	584,750	565,927
1M US L + 8.50%, 11/18/2024	488,038	479,089
Ranpak Corp., Second Lien Initial Term Loan, 1M US L + 7.25%, 10/03/2022(b)	25,605	25,509
Strategic Materials Holding Corp., First Lien Initial Term Loan:
3M US L + 3.75%, 11/01/2024	546,923	485,394
3M US L + 7.75%, 12/27/2025(b)	1,400,000	1,141,000
Trident TPI Holdings, Inc., First Lien Tranche B-1 Term Loan, 1M US L + 3.25%, 10/17/2024	381,140	368,277
		7,459,863

Diversified Insurance - 2.12%
Acrisure LLC, First Lien 2017-2 Refinancing Term Loan:
3M US L + 4.25%, 11/22/2023	1,473,728	1,466,971
3M US L + 3.75%, 11/22/2023	613,343	605,676
BroadStreet Partners, Inc., First Lien Tranche B-2 Term Loan, 1M US L + 3.25%, 11/08/2023	27,758	27,602
CP VI Bella Midco LLC, First Lien Initial Term Loan:
1M US L + 3.00%, 02/14/2025	416,602	401,500
1M US L + 6.75%, 02/16/2026	385,714	379,446
Genworth Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 02/28/2023	379,739	380,453
York Risk Services Holding Corp., First Lien Term Loan, 1M US L + 3.75%, 10/01/2021	2,328,859	2,192,039
		5,453,687

Drugs - 2.34%
Albany Molecular Research, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 08/30/2025	392,857	388,929
Arbor Pharmaceuticals LLC, First Lien Initial Term Loan, 3M US L + 5.00%, 07/05/2023	1,576,653	1,399,279
Avantor, Inc., First Lien Initial B-1 Dollar Term Loan, 1M US L + 4.00%, 11/21/2024	2,316,664	2,323,174
Packaging Coordinators Midco, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 06/30/2023	1,895,236	1,888,128
		5,999,510

Ecological Services & Equipment - 0.48%
EnergySolutions LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 05/09/2025	929,155	823,849
Tunnel Hill Partners LP, First Lien Initial Term Loan, 1M US L + 3.50%, 02/06/2026	408,850	407,061
		1,230,910

Electronics/Electrical - 26.28%
Boxer Parent Co., Inc., First Lien Initial Dollar Term Loan, 3M US L + 4.25%, 10/02/2025	3,291,750	3,230,178
Brave Parent Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 04/18/2025	875,589	866,470
CommerceHub, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 05/21/2025(b)	1,265,438	1,248,038
ConvergeOne Holdings, Corp., First Lien Initial Term Loan, 1M US L + 5.00%, 01/04/2026(b)	2,200,000	2,111,318
CPI International, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 07/25/2025(b)	313,725	310,588
Curvature, Inc., First Lien Initial Term Loan, 1M US L + 5.00%, 10/30/2023	3,856,675	3,020,741
DigiCert, Inc., First Lien Term Loan, 1M US L + 4.75%, 09/20/2024	2,547,390	2,508,122
DiscoverOrg LLC, First Lien Initial Term Loan, 3M US L + 4.50%, 02/02/2026	1,833,333	1,812,708
Dynatrace LLC, Second Lien Term Loan, 1M US L + 7.00%, 08/21/2026	558,159	557,637
ECi Macola/MAX Holding LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 09/27/2024(c)	673,703	670,335
ETA Australia Holdings III Pty, Ltd., First Lien Term Loan, 3M US L + 4.00%, 03/08/2026(c)	977,778	979,000
Flexera Software LLC, Second Lien Initial Term Loan, 1M US L + 7.25%, 02/26/2026	580,645	577,016
Gigamon, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 12/27/2024(b)	1,888,986	1,865,373
Help/Systems Holdings, Inc., First Lien Term Loan, 1M US L + 3.75%, 03/28/2025(b)	1,172,244	1,159,056
Hyland Software, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 07/07/2025	573,341	573,700
Idera, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 06/28/2024	1,902,093	1,903,681
Imperva, Inc., First Lien Term Loan:
1M US L + 4.00%, 01/12/2026	1,200,000	1,192,314
1M US L + 7.75%, 01/11/2027	1,035,294	1,019,765
Ivanti Software, Inc., First Lien Term Loan:
1M US L + 4.25%, 01/20/2024	2,077,831	2,066,153
1M US L + 9.00%, 01/20/2025	2,000,000	1,941,250
McAfee LLC, First Lien B USD Term Loan, 1M US L + 3.75%, 09/30/2024	2,525,942	2,527,534
MH Sub I LLC, First Lien Amendment No. 2 Initial Term Loan, 1M US L + 3.75%, 09/13/2024	940,362	929,129

	Principal
	Amount	Value

Electronics/Electrical (continued)
MLN US HoldCo LLC, First Lien B Term Loan, 3M US L + 4.50%, 11/30/2025	$1,506,787	$1,483,809
Navex Topco, Inc., First Lien Initial Term Loan:
1M US L + 3.25%, 09/04/2025	246,573	241,565
1M US L + 7.00%, 09/04/2026	1,100,000	1,082,582
P2 Upstream Acquisition Co., First Lien Term Loan, 3M US L + 4.00%, 10/30/2020	2,694,452	2,667,508
Park Place Technologies LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 03/29/2025	1,630,427	1,622,952
Ping Identity Corp., First Lien Term Loan, 1M US L + 3.75%, 01/23/2025	555,800	556,147
Project Alpha Intermediate Holding, Inc., First Lien Term Loan, 3M US L + 3.50%, 04/26/2024	3,349,801	3,274,430
Project Angel Parent LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 05/30/2025(b)	1,306,866	1,287,263
Project Leopard Holdings, Inc., First Lien 2018 Repricing Term Loan:
1M US L + 4.00%, 07/07/2023	323,397	319,962
1M US L + 4.25%, 07/07/2023	380,380	376,814
Project Silverback Holdings Corp., First Lien New Term Loan, 1M US L + 3.50%, 08/21/2024	749,155	676,734
Quest Software US Holdings, Inc., First Lien Initial Term Loan:
3M US L + 4.25%, 05/16/2025	3,271,001	3,235,233
3M US L + 8.25%, 05/17/2026	2,994,017	2,960,334
Riverbed Technology, Inc., First Lien First Amendment Term Loan, 1M US L + 3.25%, 04/24/2022	992,140	904,955
Rocket Software, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 11/28/2025	2,068,643	2,066,067
SciQuest, Inc., First Lien Term Loan, 1M US L + 4.00%, 12/20/2024(b)	2,056,154	2,025,312
SCS Holdings I, Inc., First Lien New Tranche B Term Loan, 1M US L + 4.25%, 10/30/2022	1,170,489	1,175,856
SonicWall US Holdings, Inc., First Lien Initial Term Loan:
3M US L + 3.50%, 05/16/2025	1,486,597	1,452,524
3M US L + 7.50%, 05/17/2026	1,760,000	1,686,854
Triton Solar US Acquisition Co., First Lien Initial Term Loan, 1M US L + 6.00%, 10/31/2024	255,090	237,552
Veritas US, Inc., First Lien New Dollar B Term Loan, 3M US L + 4.50%, 01/27/2023	1,801,482	1,673,406
Vero Parent, Inc., First Lien 2018 Refinancing Term Loan, 1M US L + 4.50%, 08/16/2024	616,620	615,272
Web.com Group, Inc., First Lien B Term Loan:
3M US L + 3.75%, 10/10/2025	1,999,087	1,975,358
3M US L + 7.75%, 10/09/2026(b)	857,371	846,653
		67,515,248

Equipment Leasing - 1.18%
CSC SW Holdco, Inc., First Lien B-1 Term Loan, 3M US L + 3.25%, 11/14/2022	621,835	606,601
Deck Chassis Acquisition, Inc., Second Lien Initial Term Loan, 1M US L + 6.00%, 06/15/2023(b)	2,400,000	2,425,500
		3,032,101

Financial Intermediaries - 2.08%
ASP MCS Acquisition Corp., First Lien Initial Term Loan, 3M US L + 4.75%, 05/20/2024	2,754,337	2,237,899
NorthStar Financial Services Group LLC, First Lien Initial Term Loan:
1M US L + 3.50%, 05/25/2025	1,683,142	1,659,998
1M US L + 7.50%, 05/25/2026(b)	433,744	429,406
Resolute Investment Managers, Inc., Second Lien Tranche C Term Loan, 3M US L + 7.50%, 04/30/2023(b)	1,000,000	1,002,500
		5,329,803

Food Products - 3.20%
Alphabet Holding Co., Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 09/26/2024	2,079,646	1,934,082
CSM Bakery Solutions, Ltd., First Lien Term Loan, 3M US L + 4.00%, 07/03/2020	1,679,754	1,611,161
TKC Holdings, Inc., First Lien Initial Term Loan:
1M US L + 3.75%, 02/01/2023	3,662,031	3,602,522
1M US L + 8.00%, 02/01/2024	1,105,629	1,081,621
		8,229,386

Food Service - 3.82%
CEC Entertainment, Inc., First Lien B Term Loan, 1M US L + 3.25%, 02/12/2021	1,635,253	1,588,648
Flynn Restaurant Group LP, First Lien Initial Term Loan, 1M US L + 3.50%, 06/27/2025	2,799,408	2,718,939
Fogo de Chao, Inc., First Lien 2018 Refinancing Term Loan, 1M US L + 4.25%, 04/07/2025	1,896,070	1,887,775
Quidditch Acquisition, Inc., First Lien B Term Loan, 1M US L + 7.00%, 03/14/2025(b)	1,265,000	1,277,650
Red Lobster Management LLC, First Lien Initial Term Loan, 1M US L + 5.25%, 07/28/2021	1,352,857	1,342,711
Tacala Investment Corp., Second Lien Initial Term Loan, 1M US L + 7.00%, 01/30/2026	993,103	991,365
		9,807,088

	Principal
	Amount	Value

Food/Drug Retailers - 1.95%
EG Group, Ltd., First Lien Facility B Term Loan:
3M US L + 4.00%, 02/07/2025	$4,918,610	$4,815,319
3M US L + 4.00%, 02/07/2025	206,250	201,919
		5,017,238

Health Insurance - 1.29%
Achilles Acquisition LLC, First Lien Closing Date Term Loan, 1M US L + 4.00%, 10/13/2025	844,800	840,576
FHC Health Systems, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 12/23/2021	2,559,084	2,132,561
MPH Acquisition Holdings LLC, First Lien Initial Term Loan, 3M US L + 2.75%, 06/07/2023	344,433	334,183
		3,307,320

Healthcare - 24.05%
Alvogen Pharma US, Inc., First Lien 2018 Refinancing Term Loan, 1M US L + 4.75%, 04/01/2022	2,633,799	2,570,141
ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 05/10/2023	587,436	572,750
BioClinica Holding I LP, First Lien Initial Term Loan:
3M US L + 4.25%, 10/20/2023	1,840,488	1,658,740
3M US L + 8.25%, 10/21/2024	1,052,629	955,261
Carestream Health, Inc., First Lien Extended Term Loan:
1M US L + 5.75%, 02/28/2021	207,651	203,498
1M US L + 9.50%, 06/07/2021(b)	2,390,930	2,355,067
Certara Holdco, Inc., First Lien Replacement Term Loan, 3M US L + 3.50%, 08/15/2024(b)	220,946	219,289
Covenant Surgical Partners, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 10/04/2024(b)	741,178	733,766
CT Technologies Intermediate Holdings, Inc., First Lien New Facility Term Loan, 1M US L + 4.25%, 12/01/2021	2,176,785	1,889,722
Dentalcorp Health Services ULC, First Lien Initial Term Loan:
3M US L + 2.18%, 06/06/2025(d)	169,955	166,131
1M US L + 3.75%, 06/06/2025	922,606	901,847
Endo Luxembourg Finance Company I S.a r.l., First Lien Initial Term Loan, 1M US L + 4.25%, 04/29/2024	773,815	761,724
Envision Healthcare Corp., First Lien Initial Term Loan, 3M US L + 3.75%, 10/10/2025	2,293,606	2,151,219
Equian Buyer Corp., First Lien 2018 Incremental Term Loan, 1M US L + 3.25%, 05/20/2024	1,489,500	1,465,295
Femur Buyer, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 03/02/2026(b)	668,800	670,890
Greenway Health LLC, First Lien Term Loan, 3M US L + 3.75%, 02/16/2024	1,355,172	1,256,922
Heartland Dental LLC, First Lien Initial Term Loan:
3M US L + 3.75%, 04/30/2025(d)	55,981	54,468
1M US L + 3.75%, 04/30/2025	2,921,969	2,842,988
Lanai Holdings II, Inc., First Lien Initial Term Loan, 3M US L + 4.75%, 08/29/2022	2,240,005	2,161,605
LifeScan Global Corp., First Lien Initial Term Loan, 3M US L + 6.00%, 10/01/2024	3,242,250	3,124,718
Maravai Intermediate Holdings LLC, First Lien Initial Term Loan, 1M US L + 4.25%, 08/02/2025	1,006,234	1,003,718
Navicure, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 11/01/2024	2,049,708	2,021,524
Netsmart Technologies, Inc., First Lien D-1 Term Loan, 1M US L + 3.75%, 04/19/2023(b)	3,445,111	3,427,885
NMSC Holdings, Inc., First Lien Initial Term Loan, 3M US L + 5.00%, 04/19/2023	237,362	237,955
nThrive, Inc., First Lien Additional B-2 Term Loan, 1M US L + 4.50%, 10/20/2022	3,533,511	3,401,004
NVA Holdings, Inc., First Lien B-3 Term Loan, 1M US L + 2.75%, 02/02/2025(c)	701,215	679,523
Onex TSG Holdings II Corp., First Lien Initial Term Loan, 1M US L + 4.00%, 07/29/2022	1,196,887	1,179,688
PAREXEL International Corp., First Lien Initial Term Loan, 1M US L + 2.75%, 09/27/2024	1,097,215	1,059,795
Pearl Intermediate Parent LLC, First Lien Initial Term Loan:
3M US L + 1.48%, 02/14/2025(d)	130,946	124,562
1M US L + 2.75%, 02/14/2025	581,291	552,953
PetVet Care Centers LLC, First Lien 2018 Term Loan, 1M US L + 3.25%, 02/14/2025(b)(c)	660,000	641,850
Phoenix Guarantor, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 03/05/2026	2,890,127	2,850,388
Press Ganey Holdings, Inc., Second Lien Initial Term Loan, 1M US L + 6.50%, 10/21/2024	408,582	409,434
Project Ruby Ultimate Parent Corp., First Lien New Term Loan, 1M US L + 3.50%, 02/09/2024	803,658	794,617
Prospect Medical Holdings, Inc., First Lien B-1 Term Loan, 1M US L + 5.50%, 02/22/2024	2,579,495	2,358,084
Regionalcare Hospital Partners Holdings, Inc., First Lien B Term Loan, 1M US L + 4.50%, 11/16/2025	1,967,596	1,950,075
Surgery Center Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 09/02/2024	140,025	137,779
Team Health Holdings, Inc., First Lien Initial Term Loan, 1M US L + 2.75%, 02/06/2024	994,924	887,970
U.S. Renal Care, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 12/30/2022	3,874,850	3,873,648
Verscend Holding Corp., First Lien B Term Loan, 1M US L + 4.50%, 08/27/2025	1,368,125	1,361,284
Viant Medical Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 07/02/2025	413,336	413,983
Vyaire Medical, Inc., First Lien Term Loan, 3M US L + 4.75%, 04/16/2025	3,275,250	2,890,408

	Principal
	Amount	Value

Healthcare (continued)
YI LLC, First Lien Initial Term Loan, 3M US L + 4.00%, 11/06/2024(b)	$1,412,576	$1,403,748
Zest Acquisition Corp., Second Lien Initial Term Loan, 3M US L + 7.50%, 03/06/2026(b)	1,500,000	1,406,250
		61,784,166

Home Furnishings - 1.21%
AI Aqua Merger Sub, Inc., First Lien Tranche B-1 Term Loan:
1M US L + 3.25%, 12/13/2023	948,000	912,450
1M US L + 3.25%, 12/13/2023	1,303,246	1,249,487
Hayward Industries, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 08/05/2024	111,898	109,974
Serta Simmons Bedding LLC, Second Lien Initial Term Loan, 1M US L + 8.00%, 11/08/2024	1,645,600	841,313
		3,113,224

Industrial Equipment - 3.94%
AI Alpine AT BidCo GmbH, First Lien Facility B Term Loan, 3M US L + 3.25%, 10/31/2025(b)	297,080	292,995
Apex Tool Group LLC, First Lien Second Amendment Term Loan, 1M US L + 3.75%, 02/01/2022	2,152,593	2,097,885
Engineered Machinery Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.25%, 07/19/2024	1,483,225	1,436,874
Helix Acquisition Holdings, Inc., First Lien 2018 New Term Loan, 3M US L + 3.50%, 09/30/2024	1,418,322	1,389,955
LTI Holdings, Inc., First Lien Initial Term Loan:
1M US L + 3.50%, 09/06/2025	723,636	698,005
1M US L + 6.75%, 09/06/2026	468,085	446,146
Robertshaw US Holding Corp., First Lien Initial Term Loan, 1M US L + 3.50%, 02/14/2025	1,354,610	1,275,027
Titan Acquisition, Ltd., First Lien Initial Term Loan, 1M US L + 3.00%, 03/28/2025	2,658,426	2,479,647
		10,116,534

Insurance - 1.24%
APCO Holdings LLC, First Lien Initial Term Loan, 1M US L + 5.50%, 06/09/2025(b)	2,067,500	2,067,500
HIG Finance 2, Ltd., First Lien Initial Dollar Term Loan, 1M US L + 3.50%, 12/20/2024(c)	236,923	236,306
Outcomes Group Holdings, Inc., Second Lien Term Loan:
1M US L + 3.50%, 10/24/2025	478,800	469,822
1M US L + 7.50%, 10/26/2026	423,077	420,962
		3,194,590

Leisure Goods/Activities/Movies - 2.19%
Bulldog Purchaser, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 09/05/2025	534,940	528,591
Recess Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 09/30/2024	1,968,816	1,931,083
Travel Leaders Group LLC, First Lien 2018 Refinancing Term Loan, 1M US L + 4.00%, 01/25/2024	580,072	582,004
Travelport Finance S.à r.l., First Lien Initial Term Loan, 3M US L + 5.00%, 03/18/2026(c)	2,640,000	2,570,700
		5,612,378

Lodging & Casinos - 0.66%
Casablanca US Holdings, Inc., First Lien Amendment No. 2 Initial Term Loan, 2M US L + 4.00%, 03/29/2024(b)	1,742,400	1,687,950

Nonferrous Metals/Minerals - 1.39%
Aleris International, Inc., First Lien Initial Term Loan, 1M US L + 4.75%, 02/27/2023	1,756,839	1,759,914
American Rock Salt Co. LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 03/21/2025	1,007,217	1,007,217
Murray Energy Corp., First Lien Superpriority B-2 Term Loan, 1M US L + 7.25%, 10/17/2022	970,301	804,744
		3,571,875

Oil & Gas - 4.62%
Ascent Resources – Marcellus LLC, First Lien Initial Term Loan, 1M US L + 6.50%, 03/30/2023	246,914	247,531
Equitrans Midstream Corp., First Lien Holdco B Facility Term Loan, 1M US L + 4.50%, 01/31/2024	741,385	744,780
Keane Group Holdings LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 05/25/2025	1,310,100	1,265,340
Lucid Energy Group II Borrower LLC, First Lien Initial Term Loan, 1M US L + 3.00%, 02/17/2025	518,134	491,774
Oryx Southern Delaware Holdings LLC, First Lien Initial Term Loan, 1M US L + 3.25%, 02/28/2025	2,690,471	2,608,640
Petroleum GEO-Services ASA, First Lien Extended Term Loan, 3M US L + 2.50%, 03/19/2021	1,642,853	1,583,308

	Principal
	Amount	Value

Oil & Gas (continued)
Sheridan Investment Partners I LLC, First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	$2,780,108	$2,349,191
Sheridan Production Partners I LLC, First Lien Deferred Principal Term Loan:
3M US L + 0.00%, 10/01/2019(b)	14,516	11,909
3M US L + 0.00%, 10/01/2019(b)	109,547	89,872
3M US L + 0.00%, 10/01/2019(b)	8,866	7,274
Sheridan Production Partners I-A LP, First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	368,387	311,287
Sheridan Production Partners I-M LP, First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	225,013	190,136
UTEX Industries, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 05/21/2021	2,052,603	1,977,560
		11,878,602

Property & Casualty Insurance - 1.48%
Applied Systems, Inc., First Lien Closing Date Term Loan, 3M US L + 3.00%, 09/19/2024	171,543	170,202
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1M US L + 6.00%, 08/04/2025	1,910,526	1,941,372
Confie Seguros Holding II Co., First Lien B Term Loan, 1M US L + 5.25%, 04/19/2022	1,687,293	1,678,156
		3,789,730

Publishing - 1.83%
Champ Acquisition Corp., First Lien Initial Term Loan, 3M US L + 5.50%, 12/19/2025	1,637,687	1,640,765
Recorded Books, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 08/29/2025	960,088	961,288
Southern Graphics, Inc., Second Lien Initial Term Loan:
1M US L + 3.25%, 12/31/2022	1,150,692	986,718
1M US L + 7.50%, 12/31/2023(b)	1,500,000	1,117,500
		4,706,271

Radio & Television - 0.13%
William Morris Endeavor Entertainment LLC, First Lien B-1 Term Loan, 3M US L + 2.75%, 05/19/2025	356,208	338,990

Retailers (except food & drug) - 2.93%
Academy, Ltd., First Lien Initial Term Loan, 1M US L + 4.00%, 07/01/2022	661,687	480,550
Apro LLC, First Lien Initial Term Loan, 2M US L + 4.00%, 08/08/2024	786,441	785,462
Ascena Retail Group, Inc., First Lien Tranche B Term Loan, 1M US L + 4.50%, 08/21/2022	1,094,008	960,676
FBB Holdings III, Inc., First Lien Initial Term Loan:
3M US L + 9.00%, 02/07/2024	186,114	179,891
6M US L + 4.25%, 01/31/2025	62,488	43,741
Neiman Marcus Group, Ltd. LLC, First Lien Other Term Loan, 1M US L + 3.25%, 10/25/2020	1,235,849	1,152,559
Petco Animal Supplies, Inc., First Lien Term Loan, 3M US L + 3.25%, 01/26/2023	648,998	496,159
Spencer Gifts LLC, First Lien B-1 Term Loan, 1M US L + 4.25%, 07/16/2021(b)	3,453,433	3,427,532
Sports Authority, Inc., First Lien B Term Loan, 3M US L + 0.00%, 11/16/2017(b)(e)	4,296,916	8,594
		7,535,164

Steel - 0.85%
Can Am Construction, Inc., First Lien Closing Date Term Loan, 1M US L + 5.50%, 07/01/2024(b)	1,862,878	1,830,278
Phoenix Services International LLC, First Lien B Term Loan, 1M US L + 3.75%, 03/01/2025	360,643	358,841
		2,189,119

Surface Transport - 0.30%
SMB Shipping Logistics LLC, First Lien Term Loan, 1M US L + 4.00%, 02/05/2024	784,196	777,005

Telecommunications - 4.33%
Alorica, Inc., First Lien New B Term Loan, 1M US L + 3.75%, 06/30/2022	842,907	813,405
Avaya, Inc., First Lien Tranche B Term Loan, 1M US L + 4.25%, 12/15/2024	994,962	992,370
Cologix Holdings, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 03/20/2025	1,797,743	1,740,216
Cyxtera DC Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 7.25%, 05/01/2025	300,751	275,188
Ensono LP, First Lien Term Loan, 3M US L + 5.25%, 06/27/2025	1,238,444	1,231,217
Masergy Holdings, Inc., Second Lien Initial Term Loan:
3M US L + 3.25%, 12/15/2023	719,535	705,144
3M US L + 7.50%, 12/16/2024	588,972	578,665

	Principal
	Amount	Value

Telecommunications (continued)
Peak 10 Holding Corp., First Lien Initial Term Loan:
3M US L + 3.50%, 08/01/2024	$1,077,273	$990,084
3M US L + 7.25%, 08/01/2025	1,157,143	1,024,071
Securus Technologies Holdings, Inc., First Lien Initial Term Loan:
3M US L + 4.50%, 11/01/2024(c)	680,000	670,225
1M US L + 4.50%, 11/01/2024	168,296	167,490
Vertiv Group Corp., First Lien B Term Loan, 1M US L + 4.00%, 11/30/2023	2,040,638	1,924,148
		11,112,223

Utilities - 2.21%
Brookfield WEC Holdings, Inc., Second Lien Initial Term Loan, 1M US L + 6.75%, 08/03/2026	274,143	275,445
Eastern Power LLC, First Lien Term Loan, 1M US L + 3.75%, 10/02/2023	572,205	570,917
Granite Acquisition, Inc., First Lien C Term Loan, 3M US L + 3.50%, 12/17/2021	62,857	62,828
Green Energy Partners/Stonewall LLC, First Lien B-1 Conversion Advances Term Loan, 3M US L + 5.50%, 11/13/2021	492,500	489,422
Moxie Liberty LLC, First Lien Construction B-1 Advance Term Loan, 3M US L + 6.50%, 08/21/2020	2,375,819	2,150,116
Moxie Patriot LLC, First Lien Construction B-1 Advances Term Loan, 3M US L + 5.75%, 12/19/2020	1,373,100	1,313,460
Southeast PowerGen LLC, First Lien B Advance Term Loan, 1M US L + 3.50%, 12/02/2021	862,830	822,208
		5,684,396

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $381,414,666)		367,922,033

COLLATERALIZED LOAN OBLIGATION SECURITIES(a) - 1.79%
Structured Finance Obligations - 1.79%
Babson CLO, Ltd. 2015-I 3M US L + 5.50%, 01/20/2031(b)(f)	875,000	811,297
Carlyle Global Market Strategies CLO 2016-2, Ltd. 3M US L + 5.17%, 07/15/2027(b)(f)	1,000,000	998,735
CIFC Funding 2018-I, Ltd. 3M US L + 5.00%, 04/18/2031(b)(f)	725,000	650,940
Dryden 40 Senior Loan Fund 3M US L + 5.75%, 08/15/2031(b)(f)	800,000	762,413
Highbridge Loan Management 6-2015, Ltd. 3M US L + 5.10%, 02/05/2031(b)(f)	834,000	756,997
Neuberger Berman Loan Advisers CLO 27, Ltd. 3M US L + 5.20%, 01/15/2030(b)(f)	667,000	608,471
		4,588,853

TOTAL COLLATERALIZED LOAN OBLIGATION SECURITIES
(Cost $4,877,671)		4,588,853

CORPORATE BONDS - 3.11%
Automotive - 0.37%
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc. 7.875%, 10/01/2022(f)	990,000	938,025

Building & Development - 0.24%
NWH Escrow Corp. 7.500%, 08/01/2021(f)	1,000,000	617,500

Chemical & Plastics - 0.23%
Starfruit Finco BV / Starfruit US Holdco LLC 8.000%, 10/01/2026(f)	595,000	602,437

Containers & Glass Products - 0.12%
ARD Securities Finance SARL 8.750%, 01/31/2023(f)(g)	327,432	311,879

Ecological Services & Equipment - 0.49%
GFL Environmental, Inc. 5.375%, 03/01/2023(f)	1,325,000	1,258,750

Electronics/Electrical - 0.41%
Riverbed Technology, Inc. 8.875%, 03/01/2023(f)	1,385,000	1,059,525

Healthcare - 1.12%
Envision Healthcare Corp. 8.750%, 10/15/2026(f)	2,292,000	2,048,475

	Principal
	Amount	Value

Healthcare (continued)
Team Health Holdings, Inc. 6.375%, 02/01/2025(f)	$1,000,000	$816,250
		2,864,725

Publishing - 0.13%
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 7.875%, 05/15/2024(f)	420,000	341,775

TOTAL CORPORATE BONDS
(Cost $8,991,850)		7,994,616

	Shares
COMMON STOCK - 0.21%
Oil & Gas - 0.21%
Ascent Resources - Equity(h)	177,384	509,979
Templar Energy LLC(b)(h)	72,786	31,844
		541,823

TOTAL COMMON STOCK
(Cost $3,533,965)		541,823

PREFERRED STOCK - 0.04%
Oil & Gas - 0.04%
Templar Energy LLC(b)(h)	48,248	114,590

TOTAL PREFERRED STOCK
(Cost $482,483)		114,590

WARRANTS - 0.00%(i)
Oil & Gas - 0.00%
Ascent Resources Marcellus LLC expires 3/30/2023 at $6.15(b)	45,926	1,378

TOTAL WARRANTS
(Cost $5,012)		1,378

Total Investments - 148.39%
(Cost $399,305,647)		381,163,293

Other Assets in Excess of Liabilities - 1.05%		2,705,919

Leverage Facility - (49.44)%		(127,000,000)

Net Assets - 100.00%		$256,869,212

Amounts above are shown as a percentage of net assets as of March 31, 2019.

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
PIK - Payment In Kind

Libor Rates:
1W US L - 1 Week LIBOR as of March 31, 2019 was 2.42%
1M US L - 1 Month LIBOR as of March 31, 2019 was 2.49%
2M US L - 2 Month LIBOR as of March 31, 2019 was 2.56%
3M US L - 3 Month LIBOR as of March 31, 2019 was 2.60%
6M US L - 6 Month LIBOR as of March 31, 2019 was 2.66%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2019 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(c)	All or a portion of this position has not settled as of March 31, 2019. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(d)	A portion of this position was not funded as of March 31, 2019. The Portfolio of Investments records only the funded portion of each position. As of March 31, 2019, the Fund has unfunded delayed draw loans in the amount of $554,065. Fair value of these unfunded delayed draw loans was $538,831.
(e)	Security is in default as of period end and is therefore non-income producing.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $12,583,469, which represented approximately 4.90% of net assets as of March 31, 2019. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(g)	Option to convert to pay-in-kind security.
(h)	Non-income producing security.
(i)	Amount represents less than 0.005% of net assets.

NOTE 1. ORGANIZATION

Blackstone / GSO Senior Floating Rate Term Fund (“BSL”), is a diversified, closed-end management investment company. BSL was organized as a Delaware statutory trust on March 4, 2010. BSL was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on March 5, 2010. BSL commenced operations on May 26, 2010. Prior to that date, BSL had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BSL to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as BSL’s investment adviser. BSL’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BSL.”

Absent shareholder approval to extend the term of BSL, BSL was initially scheduled to dissolve on or about May 31, 2020. On November 17, 2017, BSL’s shareholders approved extending the term of BSL by two years by changing BSL’s scheduled dissolution date from May 31, 2020 to May 31, 2022. Upon dissolution, BSL will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities. Pursuant to BSL’s Amended and Restated Agreement and Declaration of Trust, prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the shareholders entitled to vote (as defined in the 1940 Act), may extend the life of BSL by a period of two years or such shorter time as may be determined. The dissolution date of BSL may be extended an unlimited number of times. On March 31, 2017, BSL announced an extension of BSL’s reinvestment period. The extension will allow BSL to continue to reinvest proceeds generated by maturities, prepayments and sales of investments until one year prior to BSL’s scheduled dissolution date, which is currently May 31, 2022.

BSL’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. Under normal market conditions, at least 80% of BSL’s Managed Assets (defined below) will be invested in senior secured, floating rate loans (“Senior Loans”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material. BSL is considered an investment company for financial reporting purposes under GAAP.

Portfolio Valuation: BSL’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Funds’ nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Collateralized Loan Obligation securities (“CLOs”) are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the evaluated mid-price of each of the CLOs. Corporate bonds and convertible bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Futures contracts are ordinarily valued at the last sales price on the securities or commodities exchange on which they are traded. Written and purchased options are ordinarily valued at the closing price on the securities or commodities exchange on which they are traded. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Funds’ Boards of Trustees. Such methods may include, but are not limited to, the use of a market comparable and/or income approach methodologies. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting. The Funds have procedures to identify and investigate potentially stale or missing prices for investments which are valued using a nationally recognized pricing service, exchange price or broker-dealer quotations. After performing such procedures, any prices which are deemed to be stale are reviewed by the Fair Valued Asset Committee and an alternative pricing source is determined.

Various inputs are used to determine the value of BSL’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

The following table summarizes valuation of BSL’s investments under the fair value hierarchy levels as of March 31, 2019:

Blackstone / GSO Senior Floating Rate Term Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Aerospace & Defense	$–	$6,771,859	$2,111,298	$8,883,157
Automotive	–	2,232,400	1,564,983	3,797,383
Building & Development	–	18,026,322	5,541,232	23,567,554
Business Equipment & Services	–	47,978,414	9,384,301	57,362,715
Chemical & Plastics	–	6,031,189	2,607,099	8,638,288
Conglomerates	–	1,541,991	488,241	2,030,232
Containers & Glass Products	–	5,493,812	1,966,051	7,459,863
Electronics/Electrical	–	56,661,647	10,853,601	67,515,248
Equipment Leasing	–	606,601	2,425,500	3,032,101
Financial Intermediaries	–	3,897,897	1,431,906	5,329,803
Food Service	–	8,529,438	1,277,650	9,807,088
Healthcare	–	50,925,421	10,858,745	61,784,166
Industrial Equipment	–	9,823,539	292,995	10,116,534
Insurance	–	1,127,090	2,067,500	3,194,590
Lodging & Casinos	–	–	1,687,950	1,687,950
Oil & Gas	–	11,769,547	109,055	11,878,602
Publishing	–	3,588,771	1,117,500	4,706,271
Retailers (except food & drug)	–	4,099,038	3,436,126	7,535,164
Steel	–	358,841	1,830,278	2,189,119
Other	–	67,406,205	–	67,406,205
Collateralized Loan Obligation Securities
Structured Finance Obligations	–	–	4,588,853	4,588,853
Corporate Bonds	–	7,994,616	–	7,994,616
Common Stock
Oil & Gas	–	509,979	31,844	541,823
Preferred Stocks
Oil & Gas	–	–	114,590	114,590
Warrants
Oil & Gas	–	–	1,378	1,378
Total	$–	$315,374,617	$65,788,676	$381,163,293

*	Refer to the Fund's Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which BSL has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Senior Floating Rate Term Fund	Floating Rate Loan Interests	Collateralized Loan Obligation Securities	Common Stock	Preferred Stock	Warrants	Total
Balance as of December 31, 2018	$77,368,725	$5,338,520	$554,675	$144,745	$1,378	$83,408,043
Accrued discount/ premium	31,063	294	-	-	-	31,357
Realized Gain/(Loss)	25,277	(45,154)	-	-	-	(19,877)
Change in Unrealized Appreciation/(Depreciation)	71,231	240,293	(12,852)	(30,155)	-	268,517
Purchases	4,243,862	-	-	-	-	4,243,862
Sales Proceeds	(1,188,423)	(945,100)	-	-	-	(2,133,523)
Transfer into Level 3	13,444,191	-	-	-	-	13,444,191
Transfer out of Level 3	(32,943,915)	-	(509,979)	-	-	(33,453,894)
Balance as of March 31, 2019	$61,052,011	$4,588,853	$31,844	$114,590	$1,378	$65,788,676
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at March 31, 2019	$94,757	$175,248	$(17,287)	$(30,155)	$-	$222,563

Information about Level 3 fair value measurements as of March 31, 2019:

Blackstone / GSO Senior Floating Rate Term Fund	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range (Weighted Average)
Assets
Floating Rate Loan Interests	$61,052,011	Third-party vendor pricing service	Broker quotes	N/A
Collateralized Loan Obligation Securities	$4,588,853	Third-party vendor pricing service	Broker quotes	N/A
Common Stock	$31,844	Third-party vendor pricing service	Broker quotes	N/A
Preferred Stock	$114,590	Third-party vendor pricing service	Broker quotes	N/A
Warrants	$1,378	Third-party vendor pricing service	Broker quotes	N/A

Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. SENIOR AND SECURED FLOATING RATE LOANS

BSL defines “Senior Loans” as first lien senior secured, floating rate loans that are made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities (“Borrowers”), which operate in various industries and geographical regions. Under normal market conditions, at least 80% of BSL’s Managed Assets (defined below) will be invested in Senior Loans. BSL defines "Managed Assets" as total assets (including any assets attributable to any leverage used) minus the sum of BSL's accrued liabilities (other than liabilities related to the principal amount of leverage). At March 31, 2019, 88.81% of BSL’s Managed Assets were held in Senior Loans.

Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. At March 31, 2019, BSL had invested $27,016,521 in second lien secured loans. Second lien secured loans are not considered Senior Loans for BSL.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BSL typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of the Borrowers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BSL, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BSL may acquire Loans through assignments or participations. BSL typically acquires these Loans through assignment, and if BSL acquires a Loan through participation, will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BSL may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BSL must acquire a Loan through a participation.

NOTE 4. LEVERAGE

The Fund entered into a Credit Agreement (the "Agreement") with a bank to borrow money pursuant to a two-year revolving line of credit ("Leverage Facility") dated October 8, 2014, as amended on October 7, 2015, October 5, 2016, and October 4, 2017 and as further amended and restated on June 20, 2018 to borrow up to a limit of $142 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 1.15% above LIBOR for short-term (one (1) month) LIBOR loans and 1.00% above LIBOR for long term (three (3) month, six (6) month or nine (9) month) LIBOR loans, with LIBOR measured for the period commencing on the date of the making of such LIBOR Loan (or the last date upon which any other Loan was converted to, or continued as, such LIBOR Loan) and ending on the numerically corresponding day in the calendar month that is (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable is 0.20% on the undrawn amounts. Interest and fees are payable quarterly. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. At March 31, 2019, BSL had borrowings outstanding under its Leverage Facility of $127,000,000, at an interest rate of 3.60%. Due to the short term nature of the Agreement, face value approximates fair value at March 31, 2019. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy (see Note 2). For the period ended March 31, 2019, the average borrowings under BSL’s Leverage Facility and the average interest rate were $126,144,444 and 3.64%, respectively.

Under the Agreement, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian, The Bank of New York Mellon. As of March 31, 2019, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of borrowings to leverage the common shares of the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the net asset value per common share to a greater extent than if the Fund did not utilize leverage. During periods when the Fund is using leverage, the fees paid to the Adviser for advisory services and to ALPS for administrative services are higher than if the Fund did not use leverage because the fees paid are calculated on the basis of the Fund's Managed Assets, which include the assets purchased through leverage. As of March 31, 2019, BSL’s leverage represented 33.08% of the Fund’s Managed Assets.